Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax expense	$ 28,214	$ 17,476	$ 19,937
Tax at statutory federal income tax rate	5,925	3,670	4,187
Tax-exempt income, net	(733)	(487)	(408)
State income tax, net of federal tax benefit	498	0	0
Other, net	7	0	44
Total income tax expense	$ 5,697	$ 3,183	$ 3,823
Effective Income Tax Rate Reconciliation, Percent
Tax at statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%
Tax-exempt income, net (in percent)	(2.60%)	(2.79%)	(2.04%)
State income tax, net of federal tax benefit (in percent)	1.76%	0.00%	0.00%
Other, net (in percent)	0.03%	0.00%	0.22%
Provision for income tax expense (in percent)	20.19%	18.21%	19.18%